Deferred Tax Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Tax Liabilities
Summary of change in deferred tax

	June 30,		December 31,
(SEK in thousands)	2021	2020	2020
Cost at opening balance	79,996	—	—
Business Combinations	—	—	79,996
Tax loss carried forward	(11,445)	—	—
Exchange difference on translation	298	—	—
Cost at closing balance	68,849	—	79,996